Cover page Entities	May 12, 2023
Entity Addresses [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	State Street Corp
City Area Code	(617)
Entity Central Index Key	0000093751
Document Type	8-K
Entity Incorporation, State or Country Code	MA
Document Period End Date	May 12, 2023
Soliciting Material	false
Written Communications	false
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, City or Town	Boston
Pre-commencement Tender Offer	false
Entity Address, State or Province	MA
Local Phone Number	786-3000
Entity Address, Postal Zip Code	02114
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	One Congress Street
Series G Preferred Stock, Depository Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share
Trading Symbol	STT.PRG
Security Exchange Name	NYSE
Series D Preferred Stock, Depository Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, without par value per share
Trading Symbol	STT.PRD
Security Exchange Name	NYSE
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE
Former Address
Entity Addresses [Line Items]
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
Entity Address, Address Line One	One Lincoln Street